Analysis of income, expenses and impairment losses	6 Months Ended
Jun. 30, 2018
Analysis of income, expenses and impairment losses
Analysis of income, expenses and impairment losses

3. Analysis of income, expenses and impairment losses

	Half year ended
	30 June	30 June
	2018	2017
	£m	£m
Loans and advances to customers	4,978	5,152
Loans and advances to banks	236	120
Debt securities	230	190

Interest receivable	5,444	5,462

Customer accounts	415	328
Balances by banks	113	70
Debt securities in issue	337	254
Subordinated liabilities	226	317
Internal funding of trading businesses	27	21

Interest payable	1,118	990

Net interest income	4,326	4,472

Net fees and commissions	1,195	1,218

Foreign exchange	336	228
Interest rate	275	652
Credit	187	58
Own credit adjustments	39	(73)
Other	10	19

Income from trading activities	847	884

Loss on redemption of own debt	—	(7)

Operating lease and other rental income	128	142
Changes in the fair value of financial assets and liabilities designated as at fair value through profit or loss and related derivatives	(76)	41
Changes in fair value of investment properties	(7)	(10)
Profit on sale of securities	1	33
Profit on sale of property plant equipment	21	3
(Loss)/profit on sale of subsidiaries and associates	(9)	206
Profit/(loss) on disposal or settlement of loans and advances	22	(150)
Share of profits of associated undertakings	17	60
Other income	237	27

Other operating income	334	352

Total non-interest income	2,376	2,447

Total income	6,702	6,919

	Half year ended
	30 June	30 June
	2018	2017
	£m	£m

Staff costs	(2,086)	(2,447)
Premises and equipment	(644)	(678)
Other (1)	(1,636)	(1,208)

Administrative expenses	(4,366)	(4,333)
Depreciation and amortisation	(338)	(511)
Write down of other intangible assets	(31)	(8)

Operating expenses	(4,735)	(4,852)

Impairment losses	(141)	(116)
Impairments as a % of gross loans and advances to customers	0.09%	0.07%

Note:

(1)	Includes costs relating to customer redress, DoJ and litigation and other regulatory (including RMBS) — refer to Note 4 for further details.